Tax Situation	12 Months Ended
Dec. 31, 2017
Tax Situation
30	TAX SITUATION

a)	Each company in the Group is individually subject to the applicable taxes. Management considers that it has determined the taxable income under general income tax laws in accordance with the tax legislation current effective of each country.

b)	Changes in the Peruvian Income Tax Law -

By means of Law No.30296 enacted on December 31, 2014 amendments to Income Tax Law have been made, which are effective starting in fiscal year 2015 onwards. Among these amendments, it should be noted the progressive reduction in the corporate income tax rate (on the Peruvian third-category income earners) from 30% to 28% for fiscal years 2015 and 2016; then a reduction to 27% for fiscal years 2017 and 2018; and a final reduction to 26% from fiscal year 2019 onwards. Tax on dividends and other forms of profit distribution, agreed on by any legal entities to individuals and non-domiciled legal persons is to be progressively increased from 4.1% to 6.8% for distributions that are agreed on or paid during fiscal years 2015 and 2016; then an increase to 8.8% for fiscal years 2017 and 2018 will be effective; and a final increase to 9.3% will be effective from fiscal year 2019 onwards. The distribution of retained earnings until December 31, 2014 will continue to be subject to a 4.1% tax even when the distribution is to be made in the subsequent years.

By means of Legislative Decree No. 1261, enacted on December 10, 2016 the Peruvian income tax law was amended to be effective from fiscal 2017 onwards. This amendment sets forth a corporate income tax rate of 29.5%. It also sets forth an income tax rate on dividends of 5% applicable to non-domiciled legal entities and individuals effective from fiscal 2017 onwards. Undistributed profits up to December 31, 2016 will continue to be affected to a 6.8% income tax rate regardless of whether the distribution is agreed or occurs in subsequent periods.

c)	Amendments to Income Tax Law in Chile

On February 1, 2016 Law No 20899 was enacted to simplify and define the application of the above-mentioned tax reform. With respect to income tax, two systems have been established:

i)	Attributable income system: the tax rate of first-category applicable on entities will be progressively increased, 21% in 2014, 22.5% in 2015, 24% in 2016, up to 25% in 2017. Its choice is being restricted to companies whose partners are individuals domiciled or resident in Chile or individuals or legal persons non-domiciled and non-resident in Chile. This system levies the shareholders of Chilean entities with taxes on an annual basis regardless of any effective distribution of profits from the local entity; and entitles them to use the total taxes paid as income tax fiscal credit.

ii)	Partially integrated system: of first-category taxes applicable on entities will be progressively increased, 21% in 2014, 22.5% in 2015, 24% in 2016, 25.5% in 2017, up to 27% in 2018. Subject to this system are corporations and entities in which at least one of its owners is not an individual (whether domiciled or not) or non-domiciled legal entity. This system levies the shareholders of Chilean entities that distribute dividends and entitle them to use such distribution as a fiscal credit at a 65% of the total taxes paid. This limit does not apply to investors with whom Chile had signed double taxation agreements, such as Peru.

d)	Changes in the Income Tax Law in Colombia -

In December 2016 Law No.1819 was published with another amendment to the tax laws, effective from fiscal 2017. Major changes are as follows:

•	Changes in the previous income tax rate system in place up to 2016 (three tax rates system, Income Tax + CREE + Surtax) New single rate of Income Tax of 34% and a temporary add tax of 6% for 2017; an Income Tax rate of 33% and add tax of 4% for the year 2018 onwards on a taxable income base greater than S/895 thousand (equivalent to COP800 million).

•	Presumed income, applicable if there are tax losses or is greater than the ordinary income. Taxable base presumed to be 3.5% of net assets (before 3%), this could be compensated with subsequent tax income.

•	Tax losses may be compensated in the subsequent twelve (12) years from its generation.

•	A rate for dividends and participations received by foreign companies will be 5%.

•	The VAT rate increase from 16% to 19%.

•	Starting fiscal year 2017, statute of limitation will be three (3) years. However, some terms may be higher, as is the case of companies that qualified for transfer prices fillings whose statute of limitation period will be six (6) years. In the case of returns with tax losses the term increases to twelve (12) up to fifteen (15) years.

e)	The income tax expense shown in the consolidated income statement comprises:

	2015	2016	2017
Current income tax	135,036	169,428	167,154
Deferred income tax (Note 25)	2,222	(280,911)	(44,730)
PPUA	(41,359)	(7,789)	613

Income tax expense	95,899	(119,272)	123,037

Under Chilean Legislation, when a Company reports tax losses, it can apply for a refund of first-category taxes paid in prior years up to an amount that equals the taxes that would be levied on the tax losses, provided that no dividends have been distributed on the income obtained from the refund. The amount to be refunded by the Chilean Tax Authorities is called “provisional payment on absorbed profits - PPUA”. The Company recognizes income from income tax and an account receivable when applying for this tax refund.

In 2016 the PPUA-derived income is related to the tax losses reported by of subsidiary VyV-DSD.

f)	The Group’s income tax differs from the theoretical amount that would have resulted from applying the weighted-average income tax rate applicable to the profit reported by of the consolidated companies, as follows:

	2015	2016	2017
Profit (loss) before income tax	142,446	(582,865)	328,712

Income tax by applying local applicable tax rates on profit generated in the respective countries	51,503	(164,742)	98,902
Tax effect on:
- Non-taxable income	(31,266)	(1,068)	(7,281)
- Equity method (profit) loss	2,171	3,673	392
- Non-deductible expenses	9,831	57,044	27,901
- Unrecognized deferred tax asset income (expense)	31,432	(4,535)	1,562
- Adjustment for changes in rates of income tax	2,008	(17,105)	(1,951)
- PPUA adjustment for changes in tax rates	15,296	4,871	(611)
- Change in prior years estimations	12,762	(181)	12,200
- Others, net	2,162	2,771	(8,077)

Income tax charge	95,899	(119,272)	123,037

g)	The theoretical tax disclosed resulted from applying the income tax rate stipulated in the tax laws of the country in which a Group company is legally resident. Accordingly, for fiscal 2017, companies that are legally resident in Peru, Chile and Colombia applied income tax rates of 29.5%, 25.5% and 40% respectively (28%, 24% and 40% for 2016; 28%, 22.5% and 39% for 2015). Norvial, GyM Ferrovías, Vesur and GMP (Blocks III and IV) have legal stability agreements with Peruvian Government, in force for all years preserved. In this sense, the consolidated theoretical amount is obtained as a weighted average pre-tax profit or loss and the applicable income tax.

RATES

Country	Rates Taxes local Applicable	Utility before the Tax to Rent	Tax to rent
	(A)	(B)	(A)*(B)
2015
Perú	28.00%	174,432	48,841
Perú - Norvial S.A.	27.00%	54,471	14,707
Perú - GyM Ferrovías S.A.	30.00%	26,954	8,086
Perú – Vesur	30.00%	2,336	701
Perú – GMP S.A.	30.00%	15,007	4,502
Chile	22.50%	(95,284)	(21,439)
Colombia	39.00%	40,900	15,951
Bolivia	25.00%	(57,382)	(14,345)
Unrealized gains		(6,818)	(2,371)

Total		154,616	54,631

2016
Perú	28.00%	(1,098,327)	(307,532)
Perú - Norvial S.A.	27.00%	63,583	17,167
Perú - GyM Ferrovías S.A.	30.00%	34,760	10,428
Perú – Vesur	30.00%	888	267
Perú – GMP S.A.	30.00%	8,602	2,581
Chile	24.00%	(86,151)	(20,676)
Colombia	40.00%	(25,555)	(10,222)
Bolivia	25.00%	(703)	(176)
Unrealized gains		520,038	143,421

Total		(582,865)	(164,742)

2017
Perú	29.50%	730,980	215,639
Perú - Norvial S.A.	27.00%	68,104	18,388
Perú - GyM Ferrovías S.A.	30.00%	29,028	8,708
Perú – Vesur	30.00%	779	234
Perú – GMP S.A.	29.00%	20,941	6,073
Chile	25.50%	(128,734)	(32,827)
Colombia	40.00%	(27,970)	(11,188)
Bolivia	25.00%	(2,897)	(724)
Unrealized gains		(361,519)	(105,401)

Total		328,712	98,902

h)	Peruvian tax authorities have the right to examine, and, if necessary, amend the income tax determined by the Company in the last four years - from January 1 of the year after the date when the tax returns are filed (open fiscal year). Therefore, years 2013 through 2017 are subject to examination by the tax authorities. Management considers that no significant liabilities will arise as a result of these possible tax examinations. Additionally, income tax returns for fiscal years 2013, 2014, 2016 and 2017 remain open for examination by the Chilean tax authorities who have the right to carry out said examination within the three years following the date the income tax returns have been filed. Fiscal years 2015 and 2016 are open for tax audit by Colombian tax authorities; fiscal 2017 will also be open for audit. Colombian tax authorities are entitled to audit two consecutive years following the date the income tax returns were filed.

i)	In accordance with current legislation, for determination of income tax and general sales tax, the transfer prices transactions with related companies and companies resident in territories with low or no taxation must be considered. For this purpose, documentation and information must be available to support the valuation methods used and the criteria considered for their determination (transfer pricing rules). The Tax Administration is authorized to request this information from the taxpayer. Based on the analysis of the Company’s operations, Management and its legal advisors estimate that the transfer prices of transactions with related companies are based on market conditions, similar to those agreed with third parties, at 31 December 2017

j)	Temporary tax on net assets - ITAN

The temporary tax on net assets is applied by the companies which operate in Peru, to third category income generators subject to the Peruvian Income Tax General Regime. Effective the year 2012, the tax rate is 0.4%, applicable to the amount of the net assets exceeding S/1 million.

The amount effectively paid may be used as a credit against payments on account of income tax or against the provisional tax payment of the income tax of the related period.

k)	Unrecognized deferred income tax assets amount to S/5 million and S/30.6 million for 2016 and 2017, respectively. In 2016, the Río Mantaro Consortium obtained a profit that was applied against the tax loss and generated an adjustment to the deferred income tax asset of S/5 million.

l)	The current income tax payable, after applying the corresponding tax credits and whose due date reaches the first week of April of the following year, includes mainly:

• CCDS	S/14.9 million in 2016
• Consorcio AMDP	S/ 9.3 million in 2016
• Terminales del Perú	S/ 3.6 million in 2016
• Concar	S/ 3.3 million in 2|016
• PICSA	S/ 22 million in 2017
• Viva GyM	S/ 22 million in 2017
• GMH	S/ 7 million in 2017